Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT VARIABLE SERIES INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	cvsi_SupplementTextBlock

SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Prospectus
dated April 30, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Portfolio” in the Portfolio Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)

Management fees	0.69%
Other expenses	0.20%
Total annual fund operating expenses	0.89%

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Portfolio – Example” in the Portfolio Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Calvert VP SRI Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvsi_SupplementTextBlock

SUPPLEMENT TO

CALVERT VP SRI BALANCED PORTFOLIO

Calvert Variable Products Prospectus
dated April 30, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Portfolio” in the Portfolio Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)

Management fees	0.69%
Other expenses	0.20%
Total annual fund operating expenses	0.89%

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Portfolio – Example” in the Portfolio Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Calvert VP SRI Balanced Portfolio | Calvert VP SRI Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.69%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096